united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Spectrum Low Volatility Fund
Spectrum Advisors Preferred Fund

Semi-Annual Report
March 31, 2016

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.

Member FINRA

May 19, 2016

Dear Shareholders:

This Semi-Annual report for the Spectrum Funds covers the period from October 1, 2015 – March 31, 2016. The Spectrum Low Volatility Fund produced a return of 3.65% for the period, while the S&P 500 Total Return Index increased by 8.49%. The S&P/LSTA U.S. Leveraged Loan 100 index increased by 0.18%. A customized benchmark, which the Fund uses for comparison purposes, comprised of an equal weighting of the Barclays VLI High Yield Index and the S&P Leveraged Loan 100 Index rose by 0.87% for the same period.

The Spectrum Advisors Preferred Fund produced a return of 1.03% for the six months ending March 31, 2016. The Fund’s benchmark is the S&P 500 Total Return Index (returned 8.49%). A customized benchmark comprised of a 60% weighting of the NYSE Composite Index and a 40% weighting to the Barclays U.S. Aggregate Bond Index returned 4.48% for the six month period.

The Spectrum Low Volatility Fund invests in a diversified portfolio of primarily income-producing fixed income securities. By monitoring various bond and other sectors of the market, the percentage allocation smoothly transitions from one fixed income class to another in an effort to catch trends and avoid major losses. The Fund significantly increased its investments at the end of 2015 after credit markets stabilized following the Federal Reserve’s December rate increase – the first rate raise in nearly a decade. High yield bonds appeared to bottom out in mid-December after declining 5.3% for the year 2015. The fund subsequently increased its allocation to the high yield bond class from 19% to 35% of the portfolio. This position was trimmed in early 2016. High yield bonds dropped nearly 6% in the first six weeks of 2016, before recovering. The Fund avoided most of this loss by standing aside until the prices stabilized and re- established high yield exposure at a more appropriate time. Changes to the portfolio from 2015 year end resulted in increasing exposure to high yield to 48% at the end of the first quarter 2016. Investments in floating rate bonds, which also tend to move with high yield bonds but are less volatile, increased from 7% to 35% by the end of the quarter. Due to strengthening economic growth, positions in higher quality bonds such as mortgaged-backed securities, municipal bonds and preferred stock funds, were reduced during the first quarter, as this asset class tends to underperform during these conditions. The overall portfolio increased its implied leverage from 1.45 to 2.0 during the quarter. The amount of implied leverage the portfolio assumes depends on opportunity and risk factors evaluated by the Sub-advisor’s investment team which are actively adjusted on a daily basis.

The Spectrum Advisors Preferred Fund was created to be an actively managed equity fund that has a lower volatility than the U.S. stock market. It utilizes a blend of core trading strategies as well as investments in non-correlated assets. The Fund underperformed its benchmarks during the beginning of the period. This was primarily due to the Sub-Advisor’s assessment of a poor risk/reward which resulted in a hedged portfolio during October. The market’s rebound extended higher than expectations which led to a reduction of some hedges. Those steps allowed for increased upside and downside capture in November and December. A portfolio review of the Fund’s inception through Q4, 2015 prompted the

Sub-Advisor to refine techniques while staying within the parameters outlined in the prospectus. The adjustments to the models now allow for an increase in volatility but managed in a way that more favorable benchmark capture metrics may be the result. The second half of the period resulted in the Fund outperforming its S&P 500 Total Return benchmark by 0.62%.

The Sub-Advisor’s investment team continually monitors both Fund’s investment exposure and makes adjustment to the portfolios, always focusing on risk management as the primary objective.

Thank you for your investment in the Funds.

Spectrum Financial Services, Inc.	Advisors Preferred, LLC

Sub-Advisor to the Funds	Advisor to the Funds

Spectrum Low Volatility Fund
Portfolio Review (Unaudited)
March 31, 2016

The Fund’s performance figures* for the six months ended March 31, 2016, as compared to its benchmarks:

	Six Months	One Year	Since Inception **
Spectrum Low Volatility Fund - Investor Class	3.65%	2.89%	3.33%
S&P/LSTA Leveraged Loan 100 Index.***	0.18%	-2.14%	0.90%
S&P 500 Total Return Index ****	8.49%	1.78%	8.67%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2016 is 3.10% for the Investor Class. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is December 16, 2013.

***	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leverage loan market. The Fund has replaced the S&P 500 Total Return Index with the S&P/LSTA Leveraged Loan 100 Index as the Fund’s primary benchmark because it believes the new benchmark is more representative of the Fund’s investment strategy.

****	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2016

Holdings by Type of Investment:	% of Net Assets *
Debt Funds	39.2%
Money Market Fund	44.5%
Other Assets Less Liabilities	16.3%
100.0%

*  The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis of the Fund’s holdings.

Spectrum Advisors Preferred Fund
Portfolio Review (Unaudited)
March 31, 2016

The Fund’s performance figures* for the period ended March 31, 2016, as compared to its benchmark:

	Six Months	Since Inception **
Spectrum Advisors Preferred Fund - Investor Class	1.03%	-5.99%
S&P 500 Total Return Index ***	8.49%	-0.46%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Low Volatility Fund’s Investor Class shares are subject to an estimated gross annual operating expense ratio of 2.07%, as per the February 1, 2016 Investor Class prospectus. For performance information current to the most recent month end, please call 1-866-862-9686.

**	Inception date is June 1, 2015.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2016

Holdings by Type of Investment:	% of Net Assets
Debt Funds	20.7%
Equity Funds	63.2%
Money Market Fund	6.9%
Other Assets Less Liabilities	9.2%
100.0%

*  The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this semi-annual report for a detailed analysis of the Fund’s holdings.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited)
March 31, 2016

Shares		Value
	MUTUAL FUNDS - 39.17%
	DEBT FUNDS - 39.17%
372,975	PIMCO GNMA Fund - Institutional Class	$4,236,993
553,774	PIMCO High Yield Spectrum Fund - Institutional Class	5,105,793
	TOTAL MUTUAL FUNDS (Cost - $9,115,578)	9,342,786

	SHORT-TERM INVESTMENT - 44.50%
	MONEY MARKET FUND - 44.50%
10,614,390	Fidelity Institutional Money Market Funds - 0.35% (a) (Cost - $10,614,390)	10,614,390

	TOTAL INVESTMENTS - 83.67% (Cost - $19,729,968) (b)	$19,957,176
	OTHER ASSETS LESS LIABILITIES - 16.33%	3,897,133
	NET ASSETS - 100.0%	$23,854,309

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,729,968 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$227,208
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$227,208

TOTAL RETURN SWAPS

		Notional Amount				Unrealized
Number of		at		Termination		Appreciation/
Shares	Reference Entity	3/31/16	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
105,000	Powershares Senior Loan Portflio ETF	2,376,990	1-Mth USD_LIBOR plus 30 bp	2/15/2017	Credit Suisse	$6,510
1,196,262	Eaton Vance Income Fund of Boston	6,400,000	3-Mth USD_LIBOR plus 100 bp	2/28/2017	Barclays	158,485
355,371	Guggenheim Floating Rate Strategies I	8,900,000	3-Mth USD_LIBOR plus 100 bp	3/2/2017	Barclays	80,119
630,734	Lord Abbett Floating Rate Fund	5,500,000	3-Mth USD_LIBOR plus 100 bp	3/4/2017	Barclays	68,700
20,800	iShares S&P National Municipal Bond Fd	2,312,171	1-Mth USD_LIBOR plus 30 bp	2/15/2017	Credit Suisse	9,876
800,000	Neuberger Berman High Income Bond INS	6,400,000	3-Mth USD_LIBOR plus 100 bp	2/28/2017	Barclays	135,008
30,500	iShares S&P US Preferred Stock Index	4,600,000	1-Mth USD_LIBOR plus 30 bp	2/25/2017	Credit Suisse	76
Total		$36,489,161				$458,774

CENTRALLY CLEARED CREDIT DEFAULT SWAP (1)(2)(3)

Upfront
		Notional	Interest			Premiums	Unrealized
Number of		Amount at	Rate	Termination		Paid	Appreciation/
Shares	Reference Entity	3/31/16	Payable (4)	Date	Counterparty	(Received)	(Depreciation)
4,775	CDX HY CDSI S26 5Y	$2,375,000	500 bps	6/20/2021	CS	133,594	$(4,799)
(Sell Protection)

CS:Credit Suisse Capital, LLC.

(1)	For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)	For centrally cleared swaps, implied credit spread , represented in absolute terms , utilized in determining the market value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract. When a credit event occurs as defined under the terms of the swap contract.

(3)	For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX HY S26.

(4)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Portfolio of Investments (Unaudited)
March 31, 2016

Shares		Value
	MUTUAL FUNDS - 83.83%
	DEBT FUNDS - 20.68%
108,431	PIMCO High Yield Fund - Institutional Class	$907,565

	EQUITY FUNDS - 63.15%
30,535	Aberdeen US Small Cap Equity Fund - Institutional Class	890,101
44,421	Polen Growth Fund - Institutional Class	858,659
88,566	Vanguard Global Minimum Volatility Fund - Investor Class	1,022,047
		2,770,807
	TOTAL MUTUAL FUNDS (Cost - $ 3,706,235)	3,678,372

	SHORT-TERM INVESTMENT - 6.85%
	MONEY MARKET FUND - 6.85%
300,668	Fidelity Institutional Money Market Funds - 0.35% (a) (Cost - $300,668)	300,668

	TOTAL INVESTMENTS - 90.68% (Cost - $4,006,903) (b)	$3,979,040
	OTHER ASSETS LESS LIABILITIES - 9.32%	408,365
	NET ASSETS - 100.0%	$4,387,405

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $4,006,903 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$34,542
Unrealized Depreciation:	(62,405)
Net Unrealized Depreciation:	$(27,863)

OPEN FUTURES CONTRACTS

					Unrealized
				Notional Value at	Appreciation
Contracts	Issue	Exchange	Expiration	March 31, 2016	(Depreciation)
4	Russell Mini Future	NYSE - ICE Futures	Jun-16	443,840	$(470)
6	S&P E-Mini Future	Chicago Mercantile Exchange	Jun-16	619,500	6,413
13	MSCI EAFE Index mini	NYSE - ICE Futures	Jun-16	1,056,575	(23,335)
					$(17,392)

TOTAL RETURN SWAPS

		Notional Amount				Unrealized
Number of		at		Termination		Appreciation/
Shares	Reference Entity	March 31, 2016	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
5,800	iShares IBoxx $High Yield Corp Bond	$470,671	3-Mth USD_LIBOR plus 100 bp	3/1/2017	CS	$2,967
5,100	PIMCO 0-5 Year High Yield Corp Bond	473,396	1-Mth USD_LIBOR plus 30 bp	7/18/2016	CS	585
Total		$944,067				$3,552

CS: Credit Suisse Capital, LLC.

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2016

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund
ASSETS
Investment securities:
At cost	$19,729,968	$4,006,903
At value	$19,957,176	$3,979,040
Segregated cash - Collateral for swaps	2,990,000	280,000
Receivable for swaps closed	103,912	—
Unrealized appreciation on swaps	458,774	3,552
Unrealized appreciation on futures	—	6,413
Deposit for futures	17,856	139,765
Deposit for swaps	339,282	—
Dividends and interest receivable	36,352	4,257
Prepaid expenses	5,039	6,635
TOTAL ASSETS	23,908,391	4,419,662

LIABILITIES
Unrealized depreciation on swaps	4,799	—
Payable for swaps	670	332
Unrealized depreciation on futures	—	23,805
Distribution (12b-1) fees payable	589	1,158
Investment advisory fees payable	42,223	5,885
Payable to Related Parties	5,801	1,077
TOTAL LIABILITIES	54,082	32,257
NET ASSETS	$23,854,309	$4,387,405

NET ASSET VALUE
Net Assets	23,854,309	4,387,405
Shares of beneficial interest outstanding	1,174,023	234,968
Net asset value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$20.32	$18.67

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$23,449,413	$4,933,141
Accumulated net investment loss	(6,967)	(479)
Accumulated net realized loss from security transactions, swaps and futures transactions	(269,320)	(503,554)
Net unrealized appreciation (depreciation):
Investments	227,208	(27,863)
Swaps	453,975	3,552
Future Contracts	—	(17,392)
NET ASSETS	$23,854,309	$4,387,405

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2016

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund
INVESTMENT INCOME
Dividends	$229,908	$83,863
Interest	11,115	1,263
TOTAL INVESTMENT INCOME	241,023	85,126

EXPENSES
Investment advisory fees	229,399	36,606
Distribution (12b-1) fees	—	732
Non 12b-1 shareholder servicing fees	3,201	—
Other expenses (Note 5)	41,049	8,652
TOTAL EXPENSES	273,649	45,990
Plus: Shareholder servicing fees rebated	4,008	—

NET INVESTMENT INCOME (LOSS)	(28,618)	39,136

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain(loss) from:
Investments	(306,375)	(138,375)
Swaps	262,743	(171,413)
Futures	(4,571)	78,732
TOTAL NET REALIZED LOSS	(48,203)	(231,056)

Net change in unrealized appreciation (depreciation) on:
Investments	296,517	200,836
Swaps	595,342	39,523
Futures	(3,719)	(3,842)
TOTAL NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	888,140	236,517

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	839,937	5,461

NET INCREASE IN NET ASSETS FROM OPERATIONS	$811,319	$44,597

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2016	September 30, 2015
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(28,618)	$(49,748)
Net realized gain (loss) from security transactions, swaps, and futures contracts	(48,203)	461,233
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	888,140	(149,467)
Net increase in net assets resulting from operations	811,319	262,018

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(294,282)	(357,522)
From net realized gains	—	(38,563)
Net decrease in net assets from distributions to shareholders	(294,282)	(396,085)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	3,349,806	7,479,881
Net asset value of shares issued in reinvestment of distributions	282,677	378,424
Payments for shares redeemed	(1,841,432)	(1,984,181)
Net increase in net assets from shares of beneficial interest	1,791,051	5,874,124

TOTAL INCREASE IN NET ASSETS	2,308,088	5,740,057

NET ASSETS
Beginning of Period	21,546,221	15,806,164
End of Period +	$23,854,309	$21,546,221

+ Includes accumulated net investment income (loss) of:	$(6,967)	$315,933

SHARE ACTIVITY
Shares Sold	169,007	370,630
Shares Reinvested	14,370	18,840
Shares Redeemed	(93,338)	(98,172)
Net increase in shares of beneficial interest outstanding	90,039	291,298

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Statement of Changes in Net Assets

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2016	September 30, 2015*
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$39,136	$(16,796)
Net realized loss from security transactions, swaps and futures contracts	(231,056)	(260,724)
Net change in unrealized appreciation(depreciation) of investments, swaps and futures contracts	236,517	(278,220)
Net increase (decrease) in net assets resulting from operations	44,597	(555,740)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(34,915)	—
From net realized gains	—	—
Net decrease in net assets from distributions to shareholders	(34,915)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,900	8,562,540
Net asset value of shares issued in reinvestment of distributions	34,915	—
Payments for shares redeemed	(1,167,929)	(2,500,963)
Net increase (decrease) in net assets from shares of beneficial interest	(1,128,114)	6,061,577

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,118,432)	5,505,837

NET ASSETS
Beginning of Period	5,505,837	—
End of Period +	$4,387,405	$5,505,837

+ Includes accumulated net investment loss of:	$(479)	$(4,700)

SHARE ACTIVITY
Shares Sold	259	428,100
Shares Reinvested	1,886	—
Shares Redeemed	(63,108)	(132,170)
Net increase in shares of beneficial interest outstanding	(60,963)	295,930

*	The Fund commenced operations on June 1, 2015

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30, 2015	September 30, 2014 *
	(Unaudited)

Net asset value, beginning of period	$19.88		$19.94	$20.00

Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.06)	0.11
Net realized and unrealized gain on investments, swaps and future contracts	0.75		0.47	0.28
Total from investment operations	0.72		0.41	0.39
Less distributions from:
Net investment income	(0.28)		(0.42)	(0.45)
Net realized gains	—		(0.05)	—
Total distributions	(0.28)		(0.47)	(0.45)

Net asset value, end of period	$20.32		$19.88	$19.94

Total return (2)	3.65	% (3)	2.03%	1.93	% (3)

Net assets, end of period (000s)	$23,854		$21,546	$15,806

Ratio of expenses to average net assets, net of fee waivers (5)	2.53	% (4)	2.43%	2.65	% (4)
before fee waivers (5)	2.57	% (4)	2.63%	2.65	% (4)

Ratio of net investment income (loss) to average net assets (5,6)	(0.27	)% (4)	(0.29)%	0.70	% (4)

Portfolio Turnover Rate	461	% (3)	526%	455	% (3)

*	The Fund commenced operations on December 16, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the	For the
	Six Months Ended	Period Ended
	March 31, 2016	September 30, 2015 *
	(Unaudited)

Net asset value, beginning of period	$18.61	$20.00

Activity from investment operations:
Net investment income (loss) (1)	0.15	(0.05)
Net realized and unrealized loss on investments, swaps and future contracts	0.04	(1.34)
Total from investment operations	0.19	(1.39)
Less distributions from:
Net investment income	(0.13)	—
Net realized gains	—	—
Total distributions	(0.13)	—

Net asset value, end of period	$18.67	$18.61

Total return (2,3)	1.03%	(6.95)%

Net assets, end of period (000s)	$4,387	$5,506

Ratio of expenses to average net assets (4,5)	1.89%	1.88%

Ratio of net investment income (loss) to average net assets (4,5,6)	1.61%	(0.68)%

Portfolio Turnover Rate (3)	104%	53%

*	The Fund commenced operations on June 1, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited)
March 31, 2016

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”) and Spectrum Advisors Preferred Fund (the “Advisors Preferred Fund”) are each a diversified series of Advisor Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Advisors Preferred Fund seeks long term capital appreciation. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund commenced operations on December 16, 2013 and the Advisors Preferred Fund commenced operations on June 1, 2015. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last mean of the last bid and offer price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser

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Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

or Sub-Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for

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Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2016 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$9,342,786	$—	$—	$9,342,786
Short-term Investment	10,614,390	—	—	10,614,390
Swaps	—	458,774	—	458,774
Total Assets	$19,957,176	$458,774	$—	$20,415,950
Liabilities*
Swaps	$—	$4,799	$—	$4,799
Total Liabilities	$—	$4,799	$—	$4,799

Spectrum Advisors Preferred Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,678,372	$—	$—	$3,678,372
Short-term Investment	300,668	—	—	300,668
Futures Contracts	6,413	—	—	6,413
Swaps		3,552		3,552
Total Assets	$3,985,453	$3,552	$—	$3,989,005
Liabilities*
Futures Contracts	$23,805	$—	$—	$23,805
Total Liabilities	$23,805	$—	$—	$23,805

*	Refer to the Portfolios of Investments for sector classifications.

The Funds did not hold any Level 3 securities during the current year or period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current year or period presented. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Swap Contracts – Each Funds is subject to equity price risk and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a

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Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of

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Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. Dollars.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax year (2014 and 2015) for Spectrum Low Volatility Fund; (2015) for Spectrum Advisors Preferred Fund, or expected to be taken in the Funds’ 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $40,354,424 and $39,980,858 for the Low Volatility Fund and $3,583,161 and $3,752,184 for Advisors Preferred Fund.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

Futures Contracts – The Funds are subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its respective investment objective. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a net asset or liability equal to the unrealized swap and future contracts gain or losses. During the six months ended March 31, 2016, the Funds were subject to a master netting arrangement for the swap and future contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2016.

Spectrum Low Volatility Fund

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities

			Net Amounts of Assets
		Gross Amounts Offset	Presented in the
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	Cash Collateral	Asset Net
Description	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Received	Amount
Swaps Contracts	458,774	—	458,774	(458,774)	—	—
Total	$458,774	$—	$458,774	$(458,774)	$—	$—

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities

			Net Amounts of Liabilities
		Gross Amounts Offset	Presented in the
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	Cash Collateral	Liability Net
Description	Recognized Liabilities	Assets & Liabilities	Liabilities	Instruments	Pledged(1)	Amount
Swaps Contracts	$4,799	$—	$4,799	$458,774	$453,975	$—
Total	$4,799	$—	$4,799	$458,774	$453,975	$—

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

Spectrum Advisors Preferred Fund

				Gross Amounts Not Offset in the
Assets:				Statements of Assets & Liabilities

			Net Amounts of Assets
		Gross Amounts Offset	Presented in the
	Gross Amounts of	in the Statements of	Statements of Assets &	Financial	Cash Collateral	Asset Net
Description	Recognized Assets	Assets & Liabilities	Liabilities	Instruments	Received	Amount

Swaps Contracts	3,552	—	3,552	(3,552)	—	—

Future Contracts	6,413	—	6,413	(6,413)	—	—

Total	$9,965	$—	$9,965	$(9,965)	$—	$—

				Gross Amounts Not Offset in the
Liabilities:				Statements of Assets & Liabilities

			Net Amounts of
		Gross Amounts Offset	Liabilities Presented in
	Gross Amounts of	in the Statements of	the Statements of	Financial	Cash Collateral	Liabilities
Description	Recognized Liabilities	Assets & Liabilities	Assets & Liabilities	Instruments	Received(1)	Net Amount
Future Contracts	$23,805	$—	$23,805	$6,413	$17,392	$—
Total	$23,805	$—	$23,805	$6,413	$17,392	$—

(1)	The amount is limited to the derivative balance and, accordingly, does not include excess collateral pledge.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2016:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swaps	Unrealized appreciation/depreciation on swaps
Credit Default Swaps (Low Volatility Fund)	Unrealized appreciation/depreciation on swaps
Futures Contracts	Unrealized appreciation/depreciation on future contracts

The following table sets forth the fair value of the Funds’ derivative contracts as of March 31, 2016:

Spectrum Low Volatility Fund

Asset (Liability) Derivatives Investment Value

			Total as of
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2016
Total Return Swaps	$458,774	$—	$458,774
Credit Default Swaps	(4,799)	—	(4,799)
Total	$453,975	$—	$453,975

Spectrum Advisors Preferred Fund

Asset (Liability) Derivatives Investment Value
			Total as of
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2016
Total Return Swaps	$3,552	$—	$3,552
Futures Contracts *	—	(17,392)	(17,392)
Total	$3,552	$(17,392)	$(13,840)

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Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

*	Represents cumulative appreciation/(depreciation) on futures contracts as reported in the Portfolios of Investments.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended March 31, 2016:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from swaps
Net realized gain (loss) from futures
Net change in unrealized appreciation (depreciation) on swaps
Net change in unrealized appreciation (depreciation) on futures

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2016:

Spectrum Low Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2016
Swaps	$262,743	$—	$262,743
Futures	(4,571)	—	(4,571)
Total	$258,172	$—	$258,172

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2016
Swaps	$595,342	$—	$595,342
Futures	(3,719)	—	(3,719)
Total	$591,623	$—	$591,623

Spectrum Advisors Preferred Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2016
Swaps	$(171,413)	$—	$(171,413)
Futures	(4,813)	83,545	78,732
Total	$(176,226)	$83,545	$(92,681)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2016
Swaps	$39,523	$—	$39,523
Futures	(187)	(3,655)	(3,842)
Total	$39,336	$(3,655)	$35,681

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year or period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Counterparty Risk: The Funds invest in derivative instruments (the “Product”) issued for the Funds by Credit Suisse International (“Credit Suisse”) and Barclays Bank (“Barclays”). If Credit Suisse or Barclays become insolvent, each may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Credit Suisse’s or Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Funds’ financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

5.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. These expenses are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser computed and accrued daily and paid monthly at an annual rate of 2.15% for Spectrum Low Volatility Fund and 1.50% for the Spectrum Advisors Preferred Fund of the average daily net assets. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $229,399 and $36,606 for Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund, respectively, in advisory fees.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. These expenses are the responsibility of GFS.

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of GFS and NLCS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of GFS.

The Board has adopted a Distribution Plan and Agreement (the “Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act for Spectrum Advisor Preferred Fund. The Rule 12b-1 Plan provides a monthly distribution calculated by the Fund at an annual rate of up to 0.25%(currently set at 0.00%) of the average daily net assets attributable to the Investor Class and is paid to Ceros Financial Services (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. The Rule 12b-1 Plan is a compensation plan, which means that compensation is provided regardless of expenses incurred. For the six months ended March 31, 2016, the Investor Class paid $732 for Spectrum Advisors Preferred Fund, which was paid out to brokers and dealers.

During the six months ended March 31, 2016, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf the Spectrum Low Volatility Fund and received $442 in trade commissions.

Each Trustee who is not an “interested person” of the Trust or Adviser is compensated at a rate of $20,000 per year, as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested Trustees of the Trust are also officers or employees of the Adviser and its affiliates. Trustee fees are not borne by the Funds, but by GFS.

6.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the periods ended September 30, 2015 and September 30, 2014 were as follows:

For the year or period ended September 30, 2015

	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
Spectrum Low Volatility Fund	$396,085	$—	$396,085
Spectrum Advisors Preferred Fund	—	—	—

For the period ended September 30, 2014

	Ordinary	Long-Term
	Income	Capital Gains	Total
Spectrum Low Volatility Fund	$413,770	$—	$413,770

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Fund	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Spectrum Low Volatility Fund	$174,566	$—	$(129,515)	$(87,883)	$—	$(69,309)	$(112,141)
Spectrum Advisors Preferred Fund	—	—	(326,719)	—	—	(228,699)	(555,418)

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain (loss) and unrealized depreciation from security transactions is primarily attributable to the mark-to-market adjustment on swap contracts and open 1256 contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds below incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Spectrum Low Volatility Fund	$—
Spectrum Advisors Preferred Fund	40,671

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Spectrum Low Volatility Fund	$129,515
Spectrum Advisors Preferred Fund	286,048

At September 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total
Spectrum Low Volatility Fund	$87,883	$—	$87,883
Spectrum Advisors Preferred Fund	—	—	—

Permanent book and tax differences, primarily attributable to the tax treatment of non-deductible expenses and the reclassification of Fund distributions and swap gains (losses), resulted in reclassification for the year or period ended September 30, 2015 as follows:

	Paid	Undistributed
	In	Ordinary	Undistributed
Fund	Capital	Income (Loss)	Gains(Loss)
Spectrum Low Volatility Fund	$—	$682,323	$(682,323)
Spectrum Advisors Preferred Fund	(322)	12,096	(11,774)

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2016

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Funds currently invests a portion of its assets in the Fidelity Institutional Money Market Fund (“Fidelity”). The Funds may redeem their investment from Fidelity at any time if the Adviser or Sub-Adviser determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of Fidelity. The financial statements of Fidelity, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of March 31, 2016 the percentage of the net assets invested in Fidelity was 44.5% for the Low Volatility Fund.

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Spectrum Funds
Expense Example (Unaudited)
March 31, 2016

As a shareholder of Spectrum Funds, you incur ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2015 through March 31, 2016.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	10/1/2015	3/31/2016	10/1/15-3/31/16
Spectrum Low Volatility Fund	2.53%	$1,000.00	$1,036.50	$12.88
Spectrum Advisors Preferred Fund	1.89%	$1,000.00	$1,010.30	$9.50

Hypothetical	Annualized	Beginning	Ending	Expenses Paid During
(5% return before expenses)	Expense	Account	Account	Period *
	Ratio	10/1/2015	3/31/2016	10/1/15-3/31/16
Spectrum Low Volatility Fund	2.53%	$1,000.00	$1,012.35	$12.73
Spectrum Advisors Preferred Fund	1.89%	$1,000.00	$1,015.55	$9.52

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the numbers of days in the fiscal year (366).

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Approval of Advisory and Sub-Advisory Agreement – Spectrum Advisors Preferred Fund

At a meeting held on November 9 and 10, 2015 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Spectrum Low Volatility Fund (the “Fund”), and the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (“Spectrum”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (h) information regarding the performance of the Fund as compared to the Funds’ benchmarks and Morningstar categories.

In its consideration of the approval of the Advisory Agreement and Sub-Advisory Agreement, the Trustees did not identify any single factor as controlling. Matters considered by the Trustees in connection with their approval of the Advisory Agreement and Sub-Advisory Agreement included the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, respectively. With respect to the nature, extent and quality of services provided, the Trustees reviewed the Adviser’s and Sub-Adviser’s Forms ADV, a description of the manner in which investment decisions are made for the Fund by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser and executed by the Adviser, a review of the experience of professional personnel performing services for the Fund, including the team of individuals that primarily monitor and execute the investment and administration process, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b) and that each of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics. In reaching their conclusions, the Trustees considered that the Adviser delegates day-to-day investment decisions of the Fund to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser.

With respect to the Adviser, the Trustees considered the services provided by the Adviser to the Fund, noting that the Adviser monitors and evaluates the performance of the Fund on a continuous basis, executes the Fund’s trades and provides various compliance and administrative functions to the Fund. The Trustees noted the experience of the Adviser’s staff and considered whether the Adviser was adequately carrying out its intended functions. The Trustees also reviewed the description provided by the Adviser of its practices for monitoring compliance with Fund investment limitations, including annual visits to the Sub-Adviser and through regular communication, and concluded that such practices were adequate. The Trustees then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Fund were satisfactory and reliable.

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

With respect to the Sub-Adviser, the Trustees considered that the Sub-Adviser is primarily responsible for the Fund’s investment management, and in furtherance of that responsibility, the Sub-Adviser provides a highly professional and robust approach to managing the Fund’s investments, including a high degree of research and utilization of sophisticated investment management techniques. The Trustees considered that the Sub-Adviser and affiliates of the Sub-Adviser manage other mutual funds and that the Sub-Adviser has delivered a high degree of performance to those funds, including another fund within the Trust, and further considered that the Sub-Adviser has not experienced any material compliance issues. The Trustees also took into account that the level of communication between the Adviser and Sub-Adviser appears to be effective, and concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-advisory Agreement and that the nature, overall quality and extent of the management services provided by Sub-Adviser to the Fund was satisfactory and reliable.

Performance. The Trustees considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and does not directly manage the investment decisions of the Fund, however, the Adviser provides support to the Sub-Adviser in the execution of its investment strategy, including with respect to trade oversight, obtaining derivative agreements and reporting to the Board. The Board considered that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Fund’s investment objective and appears to be carrying out its functions appropriately, including with respect to compliance and trade execution.

With respect to the performance of the Sub-Adviser, the Board considered the performance of the Fund as compared to an index, as well as other bond fund categorical returns and a customized benchmark utilized by the Sub-Adviser. The Board considered that the Fund returned 2.03% and 2.21% for the one-year and since inception (December 16, 2013) periods ended September 30, 2015, respectively, outperforming the S&P 500 Index, the Morningstar Multi-Alternative group, the Morningstar Taxable Bond H-Y group, the Morningstar Taxable Bond Multi-Sector group and the Morningstar Non-Traditional Bond for the one-year period ended September 30, 2015, but underperforming the S&P 500 Index since inception, while outperforming the Morningstar groups. The Board also noted the positive performance of the Fund is impressive when compared to the Morningstar Multi-Alternative and Morningstar Non-Traditional Bond groups, which have a wide range of returns including significant losses. The Board also considered the Fund’s performance against the Sub-Adviser’s custom benchmark, which consists of the equally weighted returns of the Credit Suisse Leveraged Loan Index and the Merrill Lynch US High Yield Master II, and found that the Fund outperformed for both the one-year period ended September 30, 2015 and since inception periods. The Board concluded that the Fund’s returns were generally outperforming the various indices and the Sub-Adviser’s overall service to the Fund was satisfactory and that the Sub-Adviser was expected to continue to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. As to the costs of the services rendered by each of the Adviser and Sub-Adviser, the Trustees first considered the level of overall advisory fees, noting that the Fund’s management fee is 2.15%, of which the Sub-Advisory fee is 1.80%. The Board considered the Fund’s management fee as compared to that of comparably sized funds included in the Morningstar Multi-Alternative category and Non-Traditional Bond category, respectively. The Board found that the Fund’s management fee was higher than the mean of each category, but within the range of fees in the Multi-Alternative category (0.00% to 2.55%) and above the highest in the Non-Traditional Bond category (1.90%). The Board considered that while the management fee in its entirety was higher than the mean of each category, the Fund does not directly compare to a typical non-traditional bond fund and the Fund’s management fee was not unreasonable in light of the quality and type of services rendered to the Fund by the Adviser and Sub-Adviser. The Trustees further considered the allocation of the advisory fee as between the Adviser and Sub-Adviser. The Trustees noted that of the 2.15% gross advisory fee, the Adviser would be entitled to 0.35% and the Sub-Adviser would receive the remaining 1.80%. The

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2016

Trustees considered the services rendered and the allocation of the responsibilities to each of the Adviser and Sub-Adviser, as previously described. The Trustees also concluded that the allocation of the advisory fee as between the Adviser and Sub-Adviser and the portion retained by each was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively. The Board also took into account that the Sub-Advisory fee rates (1.90% to 2.50%) charged by the Sub-Adviser for its investment management of separately managed accounts utilizing a substantially similar strategy as that of the Fund was higher than the fee imposed on the Fund.

The Board also considered the level of overall fees to the Fund, and found that the Fund’s overall expense ratio of 2.66%(Investor Class shares, the currently-operational share class) was higher than the mean of net expense ratios for each of the Multi-Alternative category and Non-Traditional Bond category, but was within the range of reasonable fees for the Multi-Alternative category (0.60% to 3.57%) and the Non-Traditional Bond category (0.40% to 2.89%). The Trustees concluded that overall fees were reasonable.

Profitability. The Board also considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits are reasonable in light of the services provided to the Fund. The Board reviewed profitability analyses prepared by each of the Adviser and Sub-Adviser for both the 12 month period ended September 30, 2015 and the since inception to the end of first partial fiscal year period ended September 30, 2014. The Trustees considered that based on current assets levels and stage of growth, that the Fund is not profitable for each of the Adviser and Sub-Adviser. Even though neither of the Adviser’s and Sub-Adviser’s relationship with the Fund was profitable at this time, the Board did not consider the viability and/or financial condition of each of the Adviser and Sub-Adviser to be a concern at this time based on the strength of the balance sheet and income statement of the Sub-Adviser and based on the income statement and access to additional balance sheet capital for the Adviser.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Fund. The Trustees reviewed and considered the profitability analyses and selected financial information of each of the Adviser and Sub-Adviser and concluded that at current asset levels economies of scale was not a relevant consideration at this time, but that economies of scale would be revisited as the Fund grows.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement for an additional one-year period was in the best interests of the Fund and its current and future shareholders. In considering the Advisory Agreement and the Sub-Advisory Agreement, the Trustees did not identify any one factor as all important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
2940 N. Lynnhaven Rd. Suite 200
Virginia Beach, VA 23452

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, Executive Officer

Date 6/7/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, Executive Officer

Date 6/7/2016

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Financial Officer

Date 6/7/2016